Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 40,329	S/ 57,723
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,337,233	2,473,998
Assets obtained	1,330,212	919,658
Credit exposure	7,021	1,554,340
Expected credit loss	716,823	1,682,440
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,123	2,805
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,185,065	911,545
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,020	5,308
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	513,833	236,735
Assets obtained	601,879	287,348
Credit exposure	(88,046)	(50,613)
Expected credit loss	182,467	68,448
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,123	2,779
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	456,732	279,261
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,020	5,308
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	174,855	60,114
Credit exposure	174,855	60,114
Expected credit loss	85,222	50,406
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	354,960	1,703,607
Credit exposure	354,960	1,703,607
Expected credit loss	336,041	1,426,470
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	268,528	443,480
Assets obtained	728,333	632,284
Credit exposure	(459,805)	(188,804)
Expected credit loss	99,850	114,079
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	728,333	632,284
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,312,176	2,443,936
Assets obtained	1,330,212	919,632
Credit exposure	(18,036)	1,524,304
Expected credit loss	703,580	1,659,403
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,123	2,779
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,185,065	911,545
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,020	5,308
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	25,057	30,062
Assets obtained	0	26
Credit exposure	25,057	30,036
Expected credit loss	13,243	23,037
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	26
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 0	S/ 0